Divestitures and Held for Sale (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations	The following table summarizes Embraco's earnings before income taxes for the twelve months ended December 31, 2020, 2019 and 2018:

Millions of dollars	2020	2019	2018
Earnings before income taxes	$—	$47	$53